BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Impact on transition on adoption of IFRS 16 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	$ 14,842,635	¥ 103,331,456			¥ 106,249,116	¥ 95,731,894
Right-of-use assets	$ 2,282,518	15,890,437
Land use right
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		¥ 11,845,397
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Non-current receivables from rental of properties				¥ 20,000
Finance lease liability			¥ 6,721,000
IFRS 16 | Land use right
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				¥ 4,307,000